UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21054

Name of Fund: BlackRock Municipal Bond Investment Trust (BIE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Bond Investment Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2011

Date of reporting period: 05/31/2011

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2011 (Unaudited)	BlackRock Municipal Bond Investment Trust (BIE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California — 15.4%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44	$720	$754,999
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	700	732,438
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A, 6.00%, 7/01/39	120	122,610
Grossmont Union High School District, GO, Election of 2008, Series B, 4.75%, 8/01/45	965	890,107
Los Angeles Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A, 5.00%, 5/15/35	1,460	1,470,439
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	1,660	1,714,398
San Diego Regional Building Authority California, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	850	866,235
State of California, GO, Various Purpose, 6.00%, 3/01/33	685	745,150

		7,296,376

Colorado — 3.6%
City & County of Denver Colorado, Refunding RB, Series A, 5.25%, 11/15/36	1,095	1,112,148
Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare, Series A, 5.50%, 7/01/34	580	595,573

		1,707,721

Delaware — 1.4%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Project, 6.00%, 10/01/40	655	654,934

District of Columbia — 1.4%
District of Columbia Water & Sewer Authority, RB, Series A, 5.25%, 10/01/29	640	685,754

Florida — 0.4%
County of St. John’s Florida, RB, CAB (AMBAC), 5.40%, 6/01/32 (a)	540	166,909

Municipal Bonds	Par (000)	Value

Georgia — 2.4%
Municipal Electric Authority of Georgia, Refunding RB, Project One, Sub-Series D, 6.00%, 1/01/23	$1,000	$1,130,830

Illinois — 10.5%
City of Chicago Illinois, Refunding RB, General, Third Lien, Series C, 6.50%, 1/01/41	1,590	1,746,885
County of Cook Illinois, GO, Refunding, Series A, 5.25%, 11/15/33	900	917,442
Illinois Finance Authority, RB, Navistar International, Recovery Zone, 6.50%, 10/15/40	270	276,631
Illinois Finance Authority, Refunding RB, Series A:
Northwestern Memorial Hospital, 6.00%, 8/15/39	1,000	1,055,530
OSF Healthcare System, 6.00%, 5/15/39	520	518,581
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	365	361,843
6.00%, 6/01/28	105	105,313

		4,982,225

Indiana — 2.6%
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	1,190	1,239,135

Kansas — 2.0%
Kansas Development Finance Authority, Refunding RB, Adventist Health, 5.50%, 11/15/29	900	958,788

Kentucky — 4.0%
Kentucky Economic Development Finance Authority, Refunding RB, Owensboro Medical Health System, Series A, 6.38%, 6/01/40	350	343,427
Louisville & Jefferson County Metropolitan Government, Refunding RB, Jewish Hospital & St.Mary’s HealthCare, 6.13%, 2/01/37	675	671,044
Louisville & Jefferson County Metropolitan Government Parking Authority, RB, Series A, 5.75%, 12/01/34	800	858,304

		1,872,775

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
ISD	Independent School District
RB	Revenue Bonds
S/F	Single-Family

BLACKROCK MUNICIPAL BOND INVESTMENT TRUST	MAY 31, 2011	1

Schedule of Investments (continued)	BlackRock Municipal Bond Investment Trust (BIE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Louisiana — 0.8%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp., Series A-1, 6.50%, 11/01/35	$380	$389,295

Maryland — 1.1%
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	525	510,631

Massachusetts — 3.5%
Massachusetts Development Finance Agency, Refunding RB, Trustees of Deerfield Academy, 5.00%, 10/01/40	375	390,589
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare System, Series B, 5.25%, 7/01/29	1,000	1,000,290
Massachusetts State College Building Authority, RB, Series A, 5.50%, 5/01/39	250	263,252

		1,654,131

Michigan — 5.7%
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.50%, 5/15/36	1,060	1,037,443
Lansing Board of Water & Light, RB, Series A, 5.50%, 7/01/41 (b)	485	506,345
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 6.00%, 10/15/38	500	527,960
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	530	608,260

		2,680,008

Multi-State — 7.0%
Centerline Equity Issuer Trust, 7.20%, 11/15/52 (c)(d)	3,000	3,300,060

Nebraska — 0.3%
Lancaster County Hospital Authority No. 1, RB, Immanuel Obligation Group, 5.63%, 1/01/40	170	164,025

Nevada — 8.3%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	1,000	1,078,860
County of Clark Nevada, RB:
Motor Vehicle Fuel Tax, 5.00%, 7/01/28	1,130	1,160,951
Series B, 5.75%, 7/01/42	1,630	1,679,405

		3,919,216

New Jersey — 4.5%
New Jersey EDA, Refunding RB, School Facilities Construction, Series AA, 5.50%, 12/15/29	750	789,255

Municipal Bonds	Par (000)	Value

New Jersey (concluded)
New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	$620	$628,296
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Transportation System, Series A, 5.88%, 12/15/38	695	727,463

		2,145,014

New York — 7.2%
City of Troy New York, Refunding RB, Rensselaer Polytechnic, Series A, 5.13%, 9/01/40	955	942,805
New York City Municipal Water Finance Authority, RB, Second General Resolution, Series EE, 5.38%, 6/15/43	205	217,314
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	1,000	1,031,610
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	325	335,134
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.38%, 11/15/38	840	881,756

		3,408,619

North Carolina — 2.5%
North Carolina Medical Care Commission, RB, Novant Health Obligation, Series A, 4.75%, 11/01/43	1,450	1,204,790

Pennsylvania — 7.5%
Pennsylvania Economic Development Financing Authority, RB, American Water Co. Project, 6.20%, 4/01/39	300	319,275
Pennsylvania Turnpike Commission, RB:
Sub-Series A, 5.63%, 12/01/31	1,070	1,116,791
Sub-Series A, 6.00%, 12/01/41	1,500	1,540,905
Sub-Series C (AGC), 6.25%, 6/01/38	500	550,175

		3,527,146

Texas — 7.7%
Conroe ISD Texas, GO, School Building, Series A, 5.75%, 2/15/35	470	506,463
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.13%, 12/01/31	250	275,660
Lower Colorado River Authority, RB, 5.75%, 5/15/28	450	476,847
North Texas Tollway Authority, RB, System, First Tier, Series K-1 (AGC), 5.75%, 1/01/38	250	257,567

2	BLACKROCK MUNICIPAL BOND INVESTMENT TRUST	MAY 31, 2011

Schedule of Investments (continued)	BlackRock Municipal Bond Investment Trust (BIE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Texas (concluded)
Tarrant County Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 8/15/45	$1,020	$1,057,097
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	1,000	1,047,720

		3,621,354

Virginia — 1.8%
Virginia Public School Authority, RB, School Financing, 6.50%, 12/01/35	750	840,037

Total Municipal Bonds – 101.6%		48,059,773

Municipal Bonds Transferred to Tender Option Bond Trusts (e)

California — 20.0%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/39	1,005	1,051,572
Grossmont Union High School District, GO, Election of 2008, Series B, 5.00%, 8/01/40	1,300	1,280,292
Los Angeles Community College District California, GO, Election of 2008:
Series A, 6.00%, 8/01/33	2,079	2,279,652
Series C, 5.25%, 8/01/39	1,410	1,452,300
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	200	200,518
San Diego Public Facilities Financing Authority, Refunding RB, Series B, 5.50%, 8/01/39	2,234	2,332,625
University of California, RB, Series O, 5.75%, 5/15/34	810	876,501

		9,473,460

District Of Columbia — 3.8%
District of Columbia, RB, Series A, 5.50%, 12/01/30	735	817,144
District of Columbia Water & Sewer Authority, RB, Series A, 5.50%, 10/01/39	899	958,451

		1,775,595

Florida — 7.5%
Jacksonville Economic Development Commission, RB, Mayo Clinic Jacksonville, Series B, 5.50%, 11/15/36	3,510	3,528,392

Illinois — 7.9%
Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 7/01/38	1,500	1,687,635

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value

Illinois (concluded)
Illinois State Toll Highway Authority, RB, Series B, 5.50%, 1/01/33	$2,000	$2,049,433

		3,737,068

Nevada — 3.5%
Clark County Water Reclamation District, GO, Limited Tax, 6.00%, 7/01/38	1,500	1,645,590

New Hampshire — 1.3%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth College, 5.25%, 6/01/39	585	619,152

New Jersey — 2.1%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A (AGM), 5.00%, 12/15/32	1,000	1,006,070

New York — 6.2%
New York City Municipal Water Finance Authority, RB:
Fiscal 2009, Series A, 5.75%, 6/15/40	750	818,099
Series FF-2, 5.50%, 6/15/40	990	1,055,184
New York State Dormitory Authority, ERB, Series B, 5.25%, 3/15/38	1,000	1,042,740

		2,916,023

Ohio — 1.7%
County of Allen Ohio, Refunding RB, Catholic Healthcare, Series A, 5.25%, 6/01/38	840	821,033

South Carolina — 2.3%
South Carolina State Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 1/01/38	1,005	1,072,255

Texas — 5.5%
City of San Antonio Texas, Refunding RB, Series A, 5.25%, 2/01/31	1,050	1,126,306
Harris County Cultural Education Facilities Finance Corp., RB, Hospital, Texas Children’s Hospital Project, 5.50%, 10/01/39	1,450	1,472,142

		2,598,448

Virginia — 1.0%
Fairfax County IDA Virginia, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	460	471,570

Wisconsin — 1.8%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., 5.25%, 4/01/39	890	874,401

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 64.6%		30,539,057

Total Long-Term Investments (Cost – $76,427,376) – 166.2%		78,598,830

BLACKROCK MUNICIPAL BOND INVESTMENT TRUST	MAY 31, 2011	3

Schedule of Investments (concluded)	BlackRock Municipal Bond Investment Trust (BIE)
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

FFI Institutional Tax-Exempt Fund, 0.11% (f)(g)	2,525,498	$2,525,498

Total Short-Term Securities (Cost – $2,525,498) – 5.3%		2,525,498

Total Investments (Cost – $78,952,874*) – 171.5%		81,124,328
Other Assets Less Liabilities – 0.7%		325,260
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (34.4)%		(16,288,557)
Preferred Shares, at Redemption Value – (37.8)%		(17,850,895)

Net Assets Applicable to Common Shares– 100.0%		$47,310,136

*	The cost and unrealized appreciation (depreciation) of investments as of May 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate Cost	$62,875,813

Gross unrealized appreciation	$2,721,069
Gross unrealized depreciation	(748,386)

Net unrealized appreciation	$1,972,683

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Merrill Lynch & Co., Inc.	$506,345	$446

(c)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(f)	Represents the current yield as of report date.

(g)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2010	Net Activity	Shares Held at May 31, 2011	Income

FFI Institutional Tax-Exempt Fund	1,698,254	827,244	2,525,498	$1,257

•	Financial futures contracts sold as of May 31, 2011 were as follows:

Contracts		Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation

		10-Year U.S.
		Treasury	Chicago Board
	34	Note	of Trade	June 2011	$4,217,063	$(187,596)
		10-Year U.S.
		Treasury	Chicago Board	September
	12	Note	of Trade	2011	$1,471,312	(1,992)

Total						$(189,588)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of May 31, 2011 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments	—	$78,598,830	—	$78,598,830
Short-Term Securities	$2,525,498	—	—	2,525,498

Total	$2,525,498	$78,598,830	—	$81,124,328

1 See above Schedule of Investments for values in each state or political subdivision.

Valuation Inputs	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(189,588)	—	—	$(189,588)

2 Derivative financial instruments are financial future contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

4	BLACKROCK MUNICIPAL BOND INVESTMENT TRUST	MAY 31, 2011

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Bond Investment Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Investment Trust

Date: July 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Investment Trust

Date: July 26, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Bond Investment Trust

Date: July 26, 2011